Note 2 - Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2013
Accounting Policies [Abstract]
Schedule of Earnings Per Share, Basic and Diluted [Table Text Block]
	Years Ended September 30,
	2013	2012
Numerator:
Net loss	$1,568,000	$(1,937,000)
Preferred stock dividends	-	(93,000)
Numerator for basic earnings per share- loss attributable to common stockholders - as adjusted	1,568,000	(2,030,000)
Numerator for diluted earnings per share-net loss attributable to common stockholders - as adjusted	$1,568,000	$(2,030,000)

Denominator:
Denominator for basic earnings per share--weighted average shares	70,651,415	25,014,166
Effect of dilutive securities:
Assumed conversion of Series A, C, and D preferred stock	2,992,702	-
Unvested restricted stock units	1,243,632	-
Denominator for diluted earnings per share--adjusted weighted-average shares and assumed conversions	74,887,749	25,014,166

Loss per share:
Net loss available to common stockholders
Basic	$0.02	$(0.08)

Diluted	$0.02	$(0.08)

Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share [Table Text Block]
	September 30,
	2013	2012

Series A Preferred Stock	-	921,000
Series C Preferred Stock	-	3,416,692
Series D Preferred Stock	-	6,000,000
Convertible notes payable	3,535,616	6,712,123
Options	3,156,001	2,561,137
Warrants	5,503,817	14,842,941
	12,195,434	34,453,893
	September 30,
	2013	2012

Series A Preferred Stock	-	-
Series C Preferred Stock	-	-
Series D Preferred Stock	-	-
Convertible notes payable	-	11,125,000
Options	10,000,000	1,312,002
Warrants	896,755	14,717,941
	10,896,755	27,154,943